Employee Benefit Plans	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans

13. EMPLOYEE BENEFIT PLANS

The Company sponsors a defined contribution retirement plan for employees pursuant to Section 401(k) of the Internal Revenue Code under which eligible employees can defer a portion of their annual compensation. The Company provides an annual matching contribution based on a percentage of the employee’s contributions. The Company recorded an expense for the matching contributions to the plan for the years ended December 31, 2016 and 2015 of $0.2 million and $0.3 million, respectively.